AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2024
	Shares	Value
Common Stocks - 97.5%
Communication Services - 2.6%
Alphabet, Inc., Class C	3,210	$555,811
T-Mobile US, Inc.	2,788	508,197

Total Communication Services		1,064,008
Consumer Discretionary - 16.6%
Lennar Corp., Class A	9,800	1,733,914
LKQ Corp.	43,257	1,795,166
Starbucks Corp.	17,435	1,359,058
Ulta Beauty, Inc.*	3,041	1,109,631
Vail Resorts, Inc.	4,731	861,089

Total Consumer Discretionary		6,858,858
Consumer Staples - 21.1%
BJ's Wholesale Club Holdings, Inc.*	19,263	1,694,373
Casey's General Stores, Inc.	2,112	819,118
Keurig Dr Pepper, Inc.	29,992	1,028,126
The Kroger Co.	31,682	1,726,669
Nestle SA, Sponsored ADR (Switzerland)	34,048	3,438,508

Total Consumer Staples		8,706,794
Energy - 5.7%
Suncor Energy, Inc. (Canada)	17,573	701,514
Valaris, Ltd.*	21,290	1,673,181

Total Energy		2,374,695
Financials - 19.4%
Berkshire Hathaway, Inc., Class B*	3,802	1,667,177
Fairfax Financial Holdings, Ltd. (Canada)	2,028	2,390,992
Fiserv, Inc.*	6,336	1,036,380
KKR & Co., Inc.	7,181	886,494
Willis Towers Watson PLC (United Kingdom)	7,097	2,003,341

Total Financials		7,984,384
Health Care - 11.5%
Elevance Health, Inc.	2,197	1,168,870
	Shares	Value

GE HealthCare Technologies, Inc.	14,782	$1,251,001
Labcorp Holdings, Inc.*	3,971	855,512
UnitedHealth Group, Inc.	2,527	1,455,956

Total Health Care		4,731,339
Industrials - 1.4%
Carlisle Cos., Inc.	1,436	601,081
Materials - 7.8%
CRH PLC	37,680	3,229,176
Real Estate - 3.9%
Mid-America Apartment Communities, Inc., REIT	11,490	1,605,957
Utilities - 7.5%
IDACORP, Inc.	10,054	982,779
Talen Energy Corp.*	16,810	2,095,366

Total Utilities		3,078,145

Total Common Stocks (Cost $34,403,520)		40,234,437

	Principal Amount
Short-Term Investments - 2.9%
Repurchase Agreements - 2.9%
Fixed Income Clearing Corp., dated 07/31/24, due 08/01/24, 5.150% total to be received $1,188,170 (collateralized by a U.S. Treasury Note, 1.875%, 02/15/32, totaling $1,211,823)	$1,188,000	1,188,000

Total Short-Term Investments (Cost $1,188,000)		1,188,000
Total Investments - 100.4% (Cost $35,591,520)		41,422,437
Other Assets, less Liabilities - (0.4)%		(185,263)
Net Assets - 100.0%		$41,237,174

*	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG River Road Large Cap Value Select Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$40,234,437	—	—	$40,234,437
Short-Term Investments
Repurchase Agreements	—	$1,188,000	—	1,188,000
Total Investments in Securities	$40,234,437	$1,188,000	—	$41,422,437

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2024, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.